Note 14 - Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments [Table Text Block]
(Dollar amounts in thousands)	2013	2012

Commitments to extend credit	$120,861	$91,854
Standby letters of credit	4,809	281

Total	$125,670	$92,135

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2014	221
2015	226
2016	230
2017	238
2018	240
Thereafter	203
$1,358